Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net income	$ 782	$ 2,929
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(973)	2,337
Depreciation and depletion	1,419	1,007
Accretion of reclamation provision	23	21
Loss on investments	604	1,282
Unrealized foreign exchange (gain) loss	(499)	32
Unwinding of fair value adjustment	74	92
Fair value adjustment on warrant liability	(458)	(2,606)
Write down of equipment and materials and supplies inventory	91	0
Share-based payments	1,182	1,062
Total Adjustments for non-cash	2,245	6,156
Net change in non-cash working capital items	(1,295)	990
Cash provided by operating activities	950	7,146
Financing Activities
Shares and units issued for cash, net of issuance costs	368	30
Lease liability payments	(634)	(674)
Equipment loan payments	(142)	0
Cash provided by (used in) financing activities	(408)	(644)
Investing Activities
Exploration and evaluation expenditures	(663)	(597)
Additions to plant, equipment and mining properties	(4,920)	(2,824)
Acquisition of La Preciosa	(5,000)	(15,289)
Cash provided by (used in) investing activities	(10,583)	(18,710)
Change in cash	(10,041)	(12,208)
Effect of exchange rate changes on cash	3	234
Cash, beginning	11,245	24,765
Cash, ending	$ 1,207	$ 12,791